UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: __
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Roxbury Capital Management, LLC
Address: 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343

Form 13F File Number: 28-02510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson              Minnetonka, MN                  11/10/2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              1
Form 13F Information Table Entry Total:                        88
Form 13F Information Table Value Total:              $744,883,822


Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number     Name
1           28-13243                 Mar Vista Investment Partners, LLC

                           FORM 13F INFORMATION TABLE

NAME OF                        TITLE          CUSIP                 SHRS OR    SH/   PUT/ INVESTMENT OTHER       VOTING AUTHORITY
ISSUER                         OF CLASS                  VALUE      PRN AMT    PRN   CALL DISCRETION MANAGERS  SOLE      SHARED NONE
----------------------------   -------------- ---------  --------   ---------- ---   ---- --------   --------  --------- ------ ----
FABRINET                       SHS            G3323L100  12,800,753    809,150  SH        SOLE                   809,150
RADWARE LTD                    ORD            M81873107  16,723,356    486,710  SH        SOLE                   486,710
AEGEAN MARINE PETROLEUM NETWOR SHS            Y0017S102   6,177,167    371,224  SH        SOLE                   371,224
BALTIC TRADING LTD             COM            Y0553W103   4,932,139    447,969  SH        SOLE                   447,969
ABAXIS INC                     COM            002567105   3,932,775    170,250  SH        SOLE                   170,250
ACXIOM CORP                    COM            005125109  14,797,126    932,984  SH        SOLE                   932,984
ALEXANDRIA REAL EST EQTS INC   COM            015271109   8,315,090    118,787  SH        SOLE                   118,787
AMERIGROUP CORP                COM            03073T102  11,780,116    277,375  SH        SOLE                   277,375
ARUBA NETWORKS INC COM         COM            043176106  11,396,926    534,064  SH        SOLE                   534,064
BPZ RESOURCES INC COM          COM            055639108   3,331,977    869,968  SH        SOLE                   869,968
BALLY TECHNOLOGIES INC         COM            05874B107   4,027,568    115,238  SH        SOLE                   115,238
BANNER CORP COM                COM            06652V109   4,839,331  2,240,431  SH        SOLE                 2,240,431
B E AEROSPACE INC              COM            073302101   7,359,389    242,804  SH        SOLE                   242,804
BIO-REFERENCE LABS             COM $.01 NEW   09057G602   7,914,701    379,420  SH        SOLE                   379,420
CAVIUM NETWORKS INC COM        COM            14965A101  12,603,926    438,245  SH        SOLE                   438,245
CHART INDUSTRIES INC           COM PAR $0.01  16115Q308   6,062,495    297,765  SH        SOLE                   297,765
CHILDRENS PL RETAIL STORES INC COM            168905107   6,146,971    126,040  SH        SOLE                   126,040
CHINACAST EDU CORP COM         COM            16946T109   4,779,687    675,097  SH        SOLE                   675,097
CITI TRENDS INC                COM            17306X102   5,278,531    218,031  SH        SOLE                   218,031
CODEXIS INC COM                COM            192005106     437,472     45,570  SH        SOLE                    45,570
COINSTAR INC                   COM            19259P300  11,078,996    257,711  SH        SOLE                   257,711
COMMUNITY HEALTH SYSTEMS INC   COM            203668108   5,282,305    170,562  SH        SOLE                   170,562
COOPER COS INC                 COM NEW        216648402   1,095,183     23,695  SH        SOLE                    23,695
DEALERTRACK HLDGS INC          COM            242309102   6,241,152    365,407  SH        SOLE                   365,407
DIGITALGLOBE INC               COM NEW        25389M877   7,344,792    241,605  SH        SOLE                   241,605
DYNAVOX INC - CLASS A          CL A           26817F104   2,205,002    271,552  SH        SOLE                   271,552
EMERGENCY MEDICAL SVCS CORP CL CL A           29100P102  11,484,960    215,680  SH        SOLE                   215,680
ENTROPIC COMMUNICATIONS INC CO COM            29384R105   5,975,904    622,490  SH        SOLE                   622,490
ESCO TECHNOLOGIES INC          COM            296315104   9,541,995    286,891  SH        SOLE                   286,891
EZCORP INC CL A                CL A NON VTG   302301106   6,095,026    304,143  SH        SOLE                   304,143
FINISAR CORP COM               COM NEW        31787A507  11,480,502    610,990  SH        SOLE                   610,990
FIRST CASH FINL SVCS INC       COM            31942D107  16,543,801    596,173  SH        SOLE                   596,173
GAMESTOP CORP CL A             CL A           36467W109   9,172,541    465,375  SH        SOLE                   465,375
GENESCO INC                    COM            371532102   1,260,936     42,200  SH        SOLE                    42,200
GENESSE & WYOMING              CL A           371559105   9,642,950    222,239  SH        SOLE                   222,239
GEOEYE INC                     COM            37250W108  18,906,386    467,055  SH        SOLE                   467,055
GLOBAL DEFENSE TECHNOLOGY & SY COM            37950B107   4,267,454    311,493  SH        SOLE                   311,493
HANGER ORTHOPEDIC GROUP        COM NEW        41043F208   3,680,350    253,119  SH        SOLE                   253,119
HEALTHSPRING INC               COM            42224N101  11,564,175    447,530  SH        SOLE                   447,530
HECKMANN CORP COM              COM            422680108   9,255,901  2,373,308  SH        SOLE                 2,373,308
HIGHER ONE HLDGS INC COM       COM            42983D104   4,831,867    293,018  SH        SOLE                   293,018
INTERNAP NETWORK SERVICES CORP COM PAR $.001  45885A300    11298730    2301167  SH        SOLE                 2,301,167
INTEROIL CORP COM              COM            460951106     9795133     143120  SH        SOLE                   143,120
JINKOSOLAR HLDG CO LTD SPONSOR SPONSORED ADR  47759T100     9112720     288286  SH        SOLE                   288,286
KIT DIGITAL INC COM NEW        COM NEW        482470200   8,379,223    698,851  SH        SOLE                   698,851
KEY ENERGY SERVICES INC        COM            492914106   4,174,472    438,956  SH        SOLE                   438,956
KODIAK OIL & GAS CORP COM      COM            50015Q100   4,872,244  1,437,240  SH        SOLE                 1,437,240
LATTICE SEMICONDUCTOR CORP     COM            518415104   5,308,101  1,117,495  SH        SOLE                 1,117,495
LITTELFUSE INC                 COM            537008104  11,389,575    260,631  SH        SOLE                   260,631
MAXIMUS INC                    COM            577933104   6,730,201    109,292  SH        SOLE                   109,292
MEDIVATION INC                 COM            58501N101   5,705,115    438,855  SH        SOLE                   438,855
MEDNAX INC                     COM            58502B106  13,673,209    256,533  SH        SOLE                   256,533
MENS WEARHOUSE INC             COM            587118100   9,493,281    399,045  SH        SOLE                   399,045
MINDSPEED TECHNOLOGIES INC COM COM NEW        602682205   7,319,371    942,004  SH        SOLE                   942,004
MIPS TECHNOLOGIES INC CL A     COM            604567107   7,136,595    732,710  SH        SOLE                   732,710
NETSCOUT SYS INC               COM            64115T104   9,214,835    449,285  SH        SOLE                   449,285
OSI SYS INC                    COM            671044105   6,803,063    187,309  SH        SOLE                   187,309
O2MICRO INTERNATIONAL LTD SPON SPONS ADR      67107W100   3,956,249    647,504  SH        SOLE                   647,504
OLD DOMINION FREIGHT LINES INC COM            679580100  11,899,890    468,131  SH        SOLE                   468,131
PARK STERLING BANK COM         COM            70086W109  10,936,080  1,792,800  SH        SOLE                 1,792,800
PHILLIPS VAN HEUSEN CORP       COM            718592108   6,123,386    101,785  SH        SOLE                   101,785
POWER ONE INC NEW COM          COM            73930R102  20,284,926  2,231,565  SH        SOLE                 2,231,565
POWERWAVE TECHNOLOGIES INC     COM            739363109   7,798,178  4,284,713  SH        SOLE                 4,284,713
QUALITY SYS INC                COM            747582104   5,443,056     82,085  SH        SOLE                    82,085
QUIDEL CORP                    COM            74838J101   1,646,511    149,819  SH        SOLE                   149,819
RF MICRO DEVICES INC           COM            749941100   6,100,305    993,535  SH        SOLE                   993,535
RADIOSHACK CORP                COM            750438103   9,494,026    445,102  SH        SOLE                   445,102
REALD INC COM                  COM            75604L105   6,417,546    347,082  SH        SOLE                   347,082
RENESOLA LTD SPONS ADR         SPONS ADS      75971T103   7,308,813    584,705  SH        SOLE                   584,705
ROADRUNNER TRANSPORTATION      COM            76973Q105   1,362,360    125,679  SH        SOLE                   125,679
SBA COMMUNICATIONS CORP        COM            78388J106  17,472,508    433,561  SH        SOLE                   433,561
SXC HEALTH SOLUTIONS CORP      COM            78505P100  18,036,640    494,561  SH        SOLE                   494,561
SCHWEITZER-MAUDUIT INTL        COM            808541106   4,958,274     85,033  SH        SOLE                    85,033
SIRONA DENTAL SYSTEMS INC COM  COM            82966C103  13,724,861    380,823  SH        SOLE                   380,823
SKECHERS U S A INC CL A        CL A           830566105   4,523,328    192,564  SH        SOLE                   192,564
SMITH MICRO SOFTWARE INC       COM            832154108   2,695,977    271,225  SH        SOLE                   271,225
SONUS NETWORKS INC             COM            835916107  15,254,980  4,321,524  SH        SOLE                 4,321,524
SOUFUN HLDGS LTD ADR           ADR            836034108   2,515,948     38,600  SH        SOLE                    38,600
SYNIVERSE HLDGS INC            COM            87163F106  12,772,958    563,430  SH        SOLE                   563,430
TEXAS ROADHOUSE INC CL A       COM            882681109  12,207,497    868,861  SH        SOLE                   868,861
TRACTOR SUPPLY CO              COM            892356106  16,070,192    405,199  SH        SOLE                   405,199
TRIQUINT SEMICONDUCTOR INC     COM            89674K103  13,094,400  1,364,000  SH        SOLE                 1,364,000
UMPQUA HLDGS CORP              COM            904214103  10,395,287    916,692  SH        SOLE                   916,692
UNITED NATURAL FOODS           COM            911163103     7663041     231372  SH        SOLE                   231,372
UNITED THERAPEUTICS CORP       COM            91307C102    19376603    345,949  SH        SOLE                   345,949
WHITING PETE CORP              COM            966387102  13,955,826    146,119  SH        SOLE                   146,119
WOLVERINE WORLD WIDE INC       COM            978097103   6,106,170    210,485  SH        SOLE                   210,485
ZEBRA TECHNOLOGIES CORP CL A   CL A           989207105   4,292,464    127,600  SH        SOLE                   127,600